Goodwill and Intangible Assets - Goodwill Impairment Testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 6,275	$ 5,919
Net additions/(disposals)	739	150
Effect of changes in foreign exchange rates	(137)	206
Goodwill at end of period	6,877	6,275
Asia Insurance (excluding Japan)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	170	159
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	(4)	11
Goodwill at end of period	166	170
Japan Insurance
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	321	328
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	(14)	(7)
Goodwill at end of period	307	321
Canada Insurance
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,966	1,958
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	(5)	8
Goodwill at end of period	1,961	1,966
U.S. Insurance
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	382	350
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	(18)	32
Goodwill at end of period	364	382
Asia WAM
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	479	438
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	(23)	41
Goodwill at end of period	456	479
Canada WAM
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,436	1,436
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	0	0
Goodwill at end of period	1,436	1,436
U.S. WAM
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,521	1,250
Net additions/(disposals)	739	150
Effect of changes in foreign exchange rates	(73)	121
Goodwill at end of period	$ 2,187	$ 1,521